Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

July 2, 2014

Transmitted via EDGAR on July 2, 2014

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Attention: Filing Desk

RE:	Ameritas Life Insurance Corp. (Depositor)
Carillon Life Account (1940 Act No. 811-09076) (Registrant)
Excel Performance VUL (1933 Act No. 333-197149)
Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated July 1, 2014, for Carillon Life Account ("Separate Account"), File No. 333-197149, as otherwise required by Rule 497(c) under the Securities Act of 1933, Ameritas Life Insurance Corp., on behalf of the Separate Account, hereby certifies that:

1.  The form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Separate Account's registration statement for File No. 333-197149 on Form N-6 filed with the SEC July 1, 2014; and

2.  The text of the Separate Account's registration statement for File No. 333-197149 on Form N-6 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers

Vice President and Associate General Counsel

Variable Contracts & AIC